Note 11 - Reserves (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of reserves of options [text block]
		Years Ended June 30,
	Notes	2026	2025	2024
		A$	A$	A$
(a) (i) Share Based Payments
66,177,114 (2025: 2,683,471,567, 2024: 3,250,009,092) options for fully paid ordinary shares	11(c)	5,836,718	5,342,304	4,806,203

(a) (ii) Foreign Currency Translation Reserve		(40,841)	-	-

Total		5,795,877	5,342,304	4,806,203
Years Ended June 30,
	Notes	2026	2025	2024
		A$	A$	A$
(b) Warrants/Free-attaching options
43,070,772 free-attaching options (2025: 2,154,912,180 free-attaching options, 2024: 2,868,466,372) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

Disclosure of movements in share-based payment arrangements [text block]
	Years Ended June 30,
	2026		2025		2024
	Number of Options	A$	Number of Options	A$	Number of Options	A$
Beginning of the year	2,683,471,567	5,342,304	3,250,009,092	4,806,203	170,042,720	3,972,475
Options issued during the year (2026: pre-consolidation)	701,150,200	-	1,392,300,911	-	3,092,563,791	-
Expired during the year	(126,392,720)	(3,705,344)	(1,947,759,704)	(326,544)	-	-
Forfeited during the year (2026: pre-consolidation)	-	-	(4,650,000)	(93,735)	(5,500,000)	(93,222)
Options exercised during the year	(81,378,980)	(296,269)	(6,428,732)	(23,540)	-	-
Consolidation	(3,113,312,953)	-	-	-	-	-
Options issued during the year (2026: post-consolidation)	3,000,000	-	-	-	-	-
Forfeited during the year (2026: post-consolidation)	(360,000)	-	-	-	-	-
Shares to be issued	-	3,006	-	-	-	45,000
Share based payment expense	-	4,493,021	-	979,920	-	881,950
End of the year	66,177,114	5,836,718	2,683,471,567	5,342,304	3,250,009,092	4,806,203